Sales Financing Receivables And Loan Receivables (Schedule Of Age Analysis Of Past Due Sales Financing Receivables By Type Of Receivables And Region) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	¥ 9,890	¥ 9,077
31-60 days Past due	1,297	1,500
61-90 days past due	673	784
Greater than 90 days past due	1,537	3,356
Total past due	13,397	14,717
Current	433,490	360,122
Total	446,887	374,839
Retail Finance Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Total	262,584	204,593
Finance Lease Receivables
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Total	124,040	111,936
Long-Term Trade Accounts Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Total	60,263	58,310
North America | Retail Finance Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	9,262	7,586
31-60 days Past due	885	622
61-90 days past due	122	93
Greater than 90 days past due	617	802
Total past due	10,886	9,103
Current	246,345	194,625
Total	257,231	203,728
Other Areas | Retail Finance Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
61-90 days past due	23
Total past due	23
Current	5,330	865
Total	5,353	865
JAPAN | Finance Lease Receivables
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	50	67
31-60 days Past due	13	25
61-90 days past due	20	22
Greater than 90 days past due	69	80
Total past due	152	194
Current	7,381	8,572
Total	7,533	8,766
JAPAN | Long-Term Trade Accounts Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	338	925
31-60 days Past due	155	247
61-90 days past due	366	150
Greater than 90 days past due	522	1,097
Total past due	1,381	2,419
Current	58,298	55,809
Total	59,679	58,228
Asia Outside Japan | Finance Lease Receivables
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	240	499
31-60 days Past due	244	606
61-90 days past due	142	519
Greater than 90 days past due	329	1,377
Total past due	955	3,001
Current	115,552	100,169
Total	116,507	103,170
Asia Outside Japan | Long-Term Trade Accounts Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Current	584	82
Total	¥ 584	¥ 82